Significant events - Compulsory deposits (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Loans and receivables	$ 679,300	$ 675,498
Debt instruments.
Financial assets
Loans and receivables	10,758	11,472
Brems R
Financial assets
Loans and receivables	$ 7,783	$ 7,781